Commitments & Contingencies (Q3) (Details) - USD ($)		1 Months Ended
	Mar. 18, 2021	Dec. 31, 2020
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share)		$ 0.20
Underwriting discount		$ 5,000,000
IPO [Member]
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share)	$ 0.20
Underwriting discount	$ 6,900,000
Deferred underwriting discount (in dollars per share)	$ 0.35
Deferred underwriting discount	$ 12,075,000